Northwestern Mutual Series Fund, Inc.

International Equity Portfolio
Supplement Dated March 15, 2024 to the

Summary Prospectus for the International Equity Portfolio Dated May 1, 2023
The following information supplements the Summary Prospectus for the International Equity Portfolio of Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2023 (the “Summary Prospectus”). You should read this Supplement together with the Summary Prospectus.
Portfolio Managers Update – International Equity Portfolio
Keiko Horkan no longer serves as a co-portfolio manager for the International Equity Portfolio (the “Portfolio”) and Sophie Chen has joined Roger G. Kuo, Mario C. DiPrisco, Englebert T. Bangayan, Raymond J. Mertens, and Paritosh Somani as a co-portfolio manager of the Portfolio. Accordingly, the “Portfolio Managers” information set forth in the summary section for the Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers: The Portfolio is managed by Dodge & Cox’s International Equity Investment Committee (“IEIC”), whose members are jointly and primarily responsible for the management of the Portfolio. The IEIC consists of the following members:
Roger G. Kuo, CFA, President, Director, and Research Analyst, joined Dodge & Cox in 1998 and has been an IEIC member since 2006 and a manager of the Portfolio since November 1, 2021.
Mario C. DiPrisco, CFA, Vice President and Research Analyst, joined Dodge & Cox in 1998 and has been an IEIC member since 2004 and a manager of the Portfolio since November 1, 2021.
Sophie Chen, CFA, Vice President and Research Analyst, joined Dodge & Cox in 2012 and has been an IEIC member since 2024 and a manager of the Portfolio since January 15, 2024.
Englebert T. Bangayan, CFA, Vice President and Research Analyst, joined Dodge & Cox in 2002 and has been an IEIC member since 2015 and a manager of the Portfolio since November 1, 2021.
Raymond J. Mertens, CFA, Senior Vice President and Director, and Research Analyst, joined Dodge & Cox in 2003 and has been an IEIC member since 2018 and a manager of the Portfolio since November 1, 2021.
Paritosh Somani, CFA, Vice President and Research Analyst, joined Dodge & Cox in 2007 and has been an IEIC member since 2021 and a manager of the Portfolio since November 1, 2021.”
Please retain this Supplement for future reference.